Summary of Net Investment Income by Investment Type (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Summary of net investment income by investment type
Gross investment income	$ 2,043	$ 1,959	$ 1,908
Investment expenses	61	59	59
Net investment income	1,982	1,900	1,849
Fixed maturity securities [Member]
Summary of net investment income by investment type
Gross investment income	1,646	1,575	1,565
Mortgage loans, net of allowance [Member]
Summary of net investment income by investment type
Gross investment income	390	362	348
Alternative Investments [Member]
Summary of net investment income by investment type
Gross investment income	(56)	(32)	(68)
Policy loans [Member]
Summary of net investment income by investment type
Gross investment income	51	51	52
Other [Member]
Summary of net investment income by investment type
Gross investment income	$ 12	$ 3	$ 11